Cover Page	12 Months Ended
Dec. 31, 2019
Cover [Abstract]
Entity Registrant Name	BROOKFIELD RENEWABLE PARTNERS L.P.
Entity Central Index Key	0001533232
Document Type	6-K
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY